Equity (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ (192,932)
Other comprehensive income before reclassification	326,477
Amounts reclassified from accumulated other comprehensive income	4,397
Other comprehensive income (loss)	330,874	190,807	(71,904)
Less-Comprehensive income attributable to noncontrolling interests	42,976
Ending Balance	94,966	(192,932)
Unrealized gain (loss) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	71,976
Other comprehensive income before reclassification	16,292
Amounts reclassified from accumulated other comprehensive income	(235)
Other comprehensive income (loss)	16,057
Less-Comprehensive income attributable to noncontrolling interests	3,322
Ending Balance	84,711
Unrealized gain (loss) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(2,560)
Other comprehensive income before reclassification	(2,444)
Amounts reclassified from accumulated other comprehensive income	(2,451)
Other comprehensive income (loss)	(4,895)
Less-Comprehensive income attributable to noncontrolling interests	(1,473)
Ending Balance	(5,982)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(5,683)
Other comprehensive income before reclassification	150,461
Amounts reclassified from accumulated other comprehensive income	6,010
Other comprehensive income (loss)	156,471
Less-Comprehensive income attributable to noncontrolling interests	29,949
Ending Balance	120,839
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(256,665)
Other comprehensive income before reclassification	162,168
Amounts reclassified from accumulated other comprehensive income	1,073
Other comprehensive income (loss)	163,241
Less-Comprehensive income attributable to noncontrolling interests	11,178
Ending Balance	¥ (104,602)